CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Q2) - USD ($)	Common Stock [Member] Class A Common Stock	Common Stock [Member] Class B Common Stock	Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings	Total
Balance at the beginning at Dec. 22, 2019			$ 0	$ 0
Net loss			0	(1,000)	$ (1,000)
Balance at the end at Dec. 31, 2019			0	(1,000)	(1,000)
Issuance of Class B common stock to Sponsors		$ 575	24,425		25,000
Issuance of Class B common stock to Sponsors (in shares)		5,750,000
Balance at the end at Mar. 31, 2020		$ 575	24,425	(1,000)	24,000
Ending balance (in shares) at Mar. 31, 2020		5,750,000
Balance at the beginning at Dec. 31, 2019			0	(1,000)	(1,000)
Balance at the beginning at Dec. 31, 2019			0	(1,000)	(1,000)
Issuance of Class B common stock to Sponsors		$ 575	24,425	0	25,000
Issuance of Class B common stock to Sponsors (in shares)		5,750,000
Net loss			0	(2,061,769)	(2,061,769)
Balance at the end at Dec. 31, 2020	$ 329	$ 575	7,061,874	(2,062,769)	5,000,009
Ending balance (in shares) at Dec. 31, 2020	3,293,136	5,750,000
Balance at the beginning at Mar. 31, 2020		$ 575	24,425	(1,000)	24,000
Beginning balance (in shares) at Mar. 31, 2020		5,750,000
Net loss	$ 0	$ 0	0	0	0
Balance at the end at Jun. 30, 2020		$ 575	24,425	(1,000)	24,000
Ending balance (in shares) at Jun. 30, 2020		5,750,000
Balance at the beginning at Dec. 31, 2020	$ 329	$ 575	7,061,874	(2,062,769)	5,000,009
Beginning balance (in shares) at Dec. 31, 2020	3,293,136	5,750,000
Change in value common stock subject to possible redemption	$ (46)		(4,641,664)		(4,641,710)
Change in value common stock subject to possible redemption (shares)	(464,171)
Net loss				4,641,710	4,641,710
Balance at the end at Mar. 31, 2021	$ 283	$ 575	2,420,210	2,578,941	5,000,009
Ending balance (in shares) at Mar. 31, 2021	2,828,965	5,750,000
Balance at the beginning at Dec. 31, 2020	$ 329	$ 575	7,061,874	(2,062,769)	5,000,009
Beginning balance (in shares) at Dec. 31, 2020	3,293,136	5,750,000
Net loss					(27,725)
Balance at the end at Jun. 30, 2021	$ 330	$ 575	7,089,593	(2,090,494)	5,000,004
Ending balance (in shares) at Jun. 30, 2021	3,295,908	5,750,000
Balance at the beginning at Mar. 31, 2021	$ 283	$ 575	2,420,210	2,578,941	5,000,009
Beginning balance (in shares) at Mar. 31, 2021	2,828,965	5,750,000
Change in value common stock subject to possible redemption	$ 47		4,669,383		4,669,430
Change in value common stock subject to possible redemption (shares)	466,943
Net loss				(4,669,435)	(4,669,435)
Balance at the end at Jun. 30, 2021	$ 330	$ 575	$ 7,089,593	$ (2,090,494)	$ 5,000,004
Ending balance (in shares) at Jun. 30, 2021	3,295,908	5,750,000